Vert Global Sustainable Real Estate ETF
Schedule of Investments
September 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 99.2%		Shares	Value
Diversified REITs - 7.5%
Activia Properties, Inc.		986	$898,640
Alexander & Baldwin, Inc.		32,880	598,087
American Assets Trust, Inc.		20,869	424,058
British Land Co. PLC		441,211	2,068,251
Charter Hall Long Wale REIT		298,247	869,721
Covivio SA/France		24,825	1,668,496
Custodian Property Income Reit PLC		46,700	50,925
Daiwa House REIT Investment Corp.		1,948	1,661,970
GPT Group		880,631	3,134,147
Growthpoint Properties Australia Ltd.		118,508	201,851
Growthpoint Properties Ltd.		1,586,042	1,354,146
Hulic Reit, Inc.		541	620,913
ICADE		15,697	395,072
KDX Realty Investment Corp.		1,885	2,150,675
Land Securities Group PLC		317,065	2,484,273
Merlin Properties Socimi SA		183,106	2,762,533
Mirvac Group		1,809,476	2,722,261
Mori Trust Reit, Inc.		1,239	635,922
Nomura Real Estate Master Fund, Inc.		1,763	1,914,786
Picton Property Income Ltd.		170,820	180,525
Redefine Properties Ltd.		3,012,537	867,834
Sekisui House Reit, Inc.		1,924	1,037,007
Stockland		1,094,960	4,441,204
Tokyu REIT, Inc.		409	554,158
			33,697,455

Health Care REITs - 12.2%
Aedifica SA		21,734	1,610,144
Alexandria Real Estate Equities, Inc. (a)		70,266	5,855,968
Cofinimmo SA		17,413	1,509,975
Healthpeak Properties, Inc.		318,587	6,100,941
Primary Health Properties PLC		596,995	733,786
Ventas, Inc.		206,992	14,487,370
Welltower, Inc.		137,765	24,541,457
			54,839,641

Hotel & Resort REITs - 2.1%
CapitaLand Ascott Trust		1,208,700	871,929
DiamondRock Hospitality Co.		94,629	753,247
Hoshino Resorts REIT, Inc.		270	492,338
Host Hotels & Resorts, Inc.		310,332	5,281,851
Japan Hotel REIT Investment Corp.		2,382	1,438,700
RLJ Lodging Trust (a)		67,864	488,621
			9,326,686

Industrial REITs - 17.3%
Americold Realty Trust, Inc.		127,779	1,564,015
CapitaLand Ascendas REIT		1,769,300	3,829,000
Dexus Industria REIT		104,892	198,820
Dream Industrial Real Estate Investment Trust (a)		59,319	529,923
Frasers Logistics & Commercial Trust		1,287,600	948,821
GLP J-Reit		2,001	1,849,453
Goodman Group		940,806	20,439,020
Goodman Property Trust		515,948	638,116
Industrial & Infrastructure Fund Investment Corp.		1,128	1,037,224
Japan Logistics Fund, Inc.		1,189	787,380
LaSalle Logiport REIT		804	781,217
LXP Industrial Trust		144,068	1,290,849
Mitsubishi Estate Logistics REIT Investment Corp.		672	553,762
Montea NV		7,955	641,216
Nippon Prologis REIT, Inc.		3,065	1,793,114
Prologis Property Mexico SAB de CV		481,372	1,969,340
Prologis, Inc.		192,913	22,092,397
Rexford Industrial Realty, Inc. (a)		106,830	4,391,781
Segro PLC		573,520	5,060,380
STAG Industrial, Inc.		82,927	2,926,494
Tritax Big Box REIT PLC		1,021,644	1,987,447
Warehouses De Pauw CVA		85,545	2,138,977
			77,448,746

Office REITs - 7.7%
Allied Properties Real Estate Investment Trust (a)		23,500	350,287
Brandywine Realty Trust		66,296	276,454
BXP, Inc. (a)		67,975	5,053,262
CLS Holdings PLC		15,840	12,837
Cousins Properties, Inc.		77,110	2,231,563
Cromwell Property Group		790,092	238,254
Derwent London PLC		50,025	1,173,850
Dexus (b)		490,942	2,336,177
Dream Office Real Estate Investment Trust		3,508	49,869
Empire State Realty Trust, Inc. - Class A		56,073	429,519
Gecina SA		20,943	2,099,074
Great Portland Estates PLC		152,951	655,828
Helical PLC		17,189	47,439
Hudson Pacific Properties, Inc. (b)		90,954	251,033
Inmobiliaria Colonial Socimi SA		134,924	880,670
Japan Prime Realty Investment Corp.		1,580	1,103,010
Japan Real Estate Investment Corp.		2,831	2,386,563
JBG SMITH Properties (a)		31,074	691,397
Keppel REIT		1,187,000	929,933
Kilroy Realty Corp. (a)		52,181	2,204,647
Mori Hills REIT Investment Corp.		606	586,776
Nippon Building Fund, Inc.		3,446	3,255,016
NSI NV		7,443	186,281
Orix JREIT, Inc.		2,317	1,572,017
Precinct Properties New Zealand Ltd. (b)		647,130	495,997
SL Green Realty Corp.		31,295	1,871,754
Vornado Realty Trust		72,583	2,941,789
Workspace Group PLC		65,908	351,811
			34,663,107

Residential REITs - 12.0%
Altarea SCA		1,901	234,090
AvalonBay Communities, Inc. (a)		64,766	12,510,848
Care Property Invest NV		10,738	146,864
Centerspace		6,812	401,227
Equity LifeStyle Properties, Inc.		83,091	5,043,624
Equity Residential		159,648	10,334,015
Essex Property Trust, Inc. (a)		29,412	7,872,416
Home Reit PLC (b)(c)		255,956	31,012
InterRent Real Estate Investment Trust		24,900	239,265
Irish Residential Properties REIT PLC		189,315	217,775
Killam Apartment Real Estate Investment Trust		27,142	350,540
Mid-America Apartment Communities, Inc.		53,063	7,414,493
Minto Apartment Real Estate Investment Trust (d)		11,500	113,892
UDR, Inc.		142,085	5,294,087
UMH Properties, Inc.		35,683	529,893
UNITE Group PLC		175,141	1,695,293
Veris Residential, Inc.		37,318	567,234
Xior Student Housing NV		14,534	499,518
			53,496,086

Retail REITs - 19.4%
Aeon Reit Investment Corp		757	664,813
Brixmor Property Group, Inc.		141,312	3,911,516
CapitaLand Integrated Commercial Trust		2,724,756	4,839,971
Carmila SA		27,725	572,053
Charter Hall Retail REIT		239,609	655,850
Choice Properties Real Estate Investment Trust		71,734	757,862
Eurocommercial Properties NV		20,453	640,463
Federal Realty Investment Trust		37,048	3,753,333
First Capital Real Estate Investment Trust (a)		45,925	652,535
Frasers Centrepoint Trust		597,436	1,075,125
Frontier Real Estate Investment Corp.		1,163	703,226
Hammerson PLC (b)		212,956	833,132
Immobiliare Grande Distribuzione SIIQ SpA		19,790	80,224
Japan Metropolitan Fund Invest		3,297	2,538,300
Kimco Realty Corp. (a)		306,704	6,701,482
Kiwi Property Group Ltd.		777,583	476,336
Klepierre SA		100,184	3,903,487
Lendlease Global Commercial REIT		831,697	403,204
Macerich Co.		116,417	2,118,789
Mercialys SA		44,581	574,117
Phillips Edison & Co., Inc.		58,128	1,995,534
Regency Centers Corp.		78,365	5,712,809
RioCan Real Estate Investment Trust		70,513	960,343
Scentre Group		2,418,516	6,539,735
Shaftesbury Capital PLC		583,790	1,115,237
Simon Property Group, Inc.		128,817	24,175,086
Unibail-Rodamco-Westfield		56,123	5,898,105
Urban Edge Properties		51,963	1,063,683
Vastned Belgium NV		3,705	130,602
Vicinity Ltd.		1,781,887	2,975,992
Wereldhave Belgium Comm VA		447	27,207
Wereldhave NV		18,651	416,824
			86,866,975

Specialized REITs - 21.0%
American Tower Corp.		103,122	19,832,423
Big Yellow Group PLC		85,357	1,116,949
Charter Hall Social Infrastructure REIT		168,846	379,351
Digital Realty Trust, Inc.		131,283	22,696,205
Equinix, Inc.		27,244	21,338,591
Extra Space Storage, Inc.		96,921	13,660,046
Iron Mountain, Inc.		134,581	13,719,187
Safestore Holdings PLC		100,336	888,814
Shurgard Self Storage Ltd.		13,200	500,200
			94,131,766
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $399,339,762)			444,470,462

SHORT-TERM INVESTMENTS – 8.9%			Value
Investments Purchased with Proceeds from Securities Lending - 8.4%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.27% (e)		37,906,825	37,906,825

Money Market Funds - 0.5%		Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.06% (e)		2,140,401	2,140,401
TOTAL SHORT-TERM INVESTMENTS (Cost $40,047,226)			40,047,226

TOTAL INVESTMENTS - 108.1% (Cost $439,386,988)			484,517,688
Liabilities in Excess of Other Assets - (8.1)%			(36,220,992)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$448,296,696
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $36,902,592.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $31,012 or 0.0% of net assets as of September 30, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $113,892 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Vert Global Sustainable Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$444,439,450	$–	$31,012	$444,470,462
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	37,906,825
Money Market Funds	2,140,401	–	–	2,140,401
Total Investments	$446,579,851	$–	$31,012	$484,517,688

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $37,906,825 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.